PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)

Voya MI Dynamic Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.1%
Communication Services : 3.4%
25,516
(1)
CarGurus, Inc.
$ 909,901
0.6
102,564
(1)
Lumen Technologies,
Inc.
641,025
0.4
45,879
(1)
Magnite, Inc.
1,077,698
0.7
53,193
(1)
TripAdvisor, Inc.
506,397
0.3
56,039
(1)
Uniti Group, Inc.
555,907
0.4
35,061
(1)
Yelp, Inc.
783,613
0.5
191,403
(1)(2)
ZipRecruiter, Inc.
- Class A
815,377
0.5
5,289,918
3.4
Consumer Discretionary : 4.7%
66,999  Ermenegildo Zegna
NV
909,846
0.6
30,261
Garrett Motion, Inc.
815,534
0.5
34,170
Harley-Davidson, Inc.
943,092
0.6
51,910
Kohl's Corp.
925,036
0.6
6,566  Monarch Casino &
Resort, Inc.
790,875
0.5
16,735  Red Rock Resorts, Inc.
- Class A
939,838
0.6
57,445
(1)
Sonos, Inc.
896,142
0.6
84,381  Super Group SGHC
Ltd.
1,142,519
0.7
7,362,882
4.7
Consumer Staples : 1.1%
6,345  Coca-Cola
Consolidated, Inc.
1,240,892
0.8
38,131
Dole PLC
528,114
0.3
1,769,006
1.1
Energy : 5.2%
204,044
(1)
Clean Energy Fuels
Corp.
324,430
0.2
73,500
DHT Holdings, Inc.
1,440,600
0.9
36,087  Excelerate Energy, Inc.
- Class A
1,429,767
0.9
76,622
(2)
HighPeak Energy, Inc.
627,534
0.4
226,237
(1)
Kosmos Energy Ltd.
647,038
0.4
16,210  PBF Energy, Inc.
- Class A
1,183,168
0.8
82,935
(1)
TETRA Technologies,
Inc.
572,252
0.4
309,108
(1)
Transocean Ltd.
1,795,917
1.2
8,020,706
5.2
Financials : 19.1%
20,867
Arrow Financial Corp.
787,520
0.5
48,095
Banc of California, Inc.
895,529
0.6
40,479
BCB Bancorp, Inc.
346,095
0.2
114,667  BGC Group, Inc.
- Class A
1,377,151
0.9
9,891  Cathay General
Bancorp
605,428
0.4
30,007  ConnectOne Bancorp,
Inc.
943,420
0.6
34,785  Farmers National Banc
Corp.
542,994
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
78,533  First BanCorp/Puerto
Rico
$ 2,189,500
1.4
29,859  First Commonwealth
Financial Corp.
618,081
0.4
21,269
First Horizon Corp.
517,262
0.3
77,950
Fulton Financial Corp.
1,828,707
1.2
122,698
(1)
Genworth Financial,
Inc. - Class A
1,219,618
0.8
21,810  Hancock Whitney
Corp.
1,624,627
1.0
15,937
Hilltop Holdings, Inc.
606,403
0.4
21,663  HomeStreet, Inc.
- Class A
340,976
0.2
50,426
Hope Bancorp, Inc.
695,374
0.4
24,473
Kemper Corp.
689,649
0.4
30,812
(2)
Ladder Capital Corp.
301,958
0.2
52,616
(1)
LendingClub Corp.
924,989
0.6
32,380
MFA Financial, Inc.
285,592
0.2
7,981
NBT Bancorp, Inc.
410,383
0.3
8,770  Old Republic
International Corp.
365,972
0.2
11,997
Origin Bancorp, Inc.
637,401
0.4
27,449
(1)
Oscar Health, Inc.
- Class A
822,372
0.5
63,521
P10, Inc. - Class A
546,281
0.4
109,020  Pagseguro Digital Ltd.
- Class A
983,360
0.6
140,031
Redwood Trust, Inc.
646,943
0.4
32,755  Simmons First National
Corp. - Class A
739,608
0.5
50,113  Slide Insurance
Holdings, Inc.
1,165,127
0.8
102,143
StoneCo Ltd. - Class A
990,787
0.6
43,489  United Community
Banks, Inc.
1,515,157
1.0
108,228  Valley National
Bancorp
1,476,230
0.9
52,072
(2)
WisdomTree, Inc.
1,252,852
0.8
49,207
XP, Inc. - Class A
897,044
0.6
29,790,390
19.1
Health Care : 18.2%
14,991
(1)
10X Genomics, Inc.
- Class A
936,188
0.6
60,807
(1)
4D Molecular
Therapeutics, Inc.
857,987
0.5
39,001
(1)
ACADIA
Pharmaceuticals, Inc.
1,127,519
0.7
42,680
(1)
Alignment Healthcare,
Inc.
571,912
0.4
25,169
(1)
Alumis, Inc.
548,936
0.4
76,658
(1)
Aveanna Healthcare
Holdings, Inc.
1,028,750
0.7
138,551
(1)
BioCryst
Pharmaceuticals, Inc.
1,343,945
0.9
44,463
(1)
Brookdale Senior
Living, Inc.
524,219
0.3
236,645
(1)
Cerus Corp.
624,743
0.4
49,264
(1)
Corvus
Pharmaceuticals, Inc.
691,666
0.4

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
20,758
(1)
Definium Therapeutics,
Inc.
$ 824,508
0.5
34,070
(1)
Erasca, Inc.
609,172
0.4
30,045
(1)
Fortrea Holdings, Inc.
551,927
0.4
13,165
(1)
HealthEquity, Inc.
1,270,949
0.8
66,234
(1)(2)
ImmunityBio, Inc.
526,560
0.3
109,320
(1)
Ironwood
Pharmaceuticals, Inc.
464,610
0.3
163,539
(1)
MannKind Corp.
655,791
0.4
23,776
(1)
Mineralys
Therapeutics, Inc.
610,330
0.4
12,222
(1)
Mirum
Pharmaceuticals, Inc.
1,198,367
0.8
22,470
(1)(2)
Monte Rosa
Therapeutics, Inc.
313,232
0.2
78,950
(1)(2)
Novavax, Inc.
739,761
0.5
37,440
(1)
Olema
Pharmaceuticals, Inc.
390,499
0.2
331,726
(1)
OPKO Health, Inc.
487,637
0.3
42,994
(1)
Orthofix Medical, Inc.
403,714
0.3
8,633
(1)(2)
Oruka Therapeutics,
Inc.
799,588
0.5
131,398
(1)
Perspective
Therapeutics, Inc.
415,218
0.3
2,583
(1)
Praxis Precision
Medicines, Inc.
904,825
0.6
37,063
(1)
Progyny, Inc.
948,442
0.6
19,731
QIAGEN N.V.
854,155
0.5
37,375
(1)
Sarepta Therapeutics,
Inc.
785,996
0.5
184,553
(1)
Savara, Inc.
994,741
0.6
39,665
(1)(2)
SELLAS Life Sciences
Group, Inc.
529,131
0.3
34,289
(1)
Tandem Diabetes
Care, Inc.
754,701
0.5
25,201
(1)
Tango Therapeutics,
Inc.
575,591
0.4
102,372
(1)
Taysha Gene
Therapies, Inc.
582,497
0.4
88,962
(1)
Teladoc Health, Inc.
564,019
0.4
20,672
(1)
Travere Therapeutics,
Inc.
1,370,140
0.9
108,609
(1)
Xeris Biopharma
Holdings, Inc.
916,660
0.6
28,298,626
18.2
Industrials : 18.2%
31,233  Aebi Schmidt Holding
AG
395,097
0.3
9,614  Allison Transmission
Holdings, Inc.
1,208,576
0.8
48,581
(1)
Amprius Technologies,
Inc.
479,980
0.3
13,194  Apogee Enterprises,
Inc.
515,358
0.3
5,867  Applied Industrial
Technologies, Inc.
1,900,791
1.2
92,538
(1)(2)
Array Technologies,
Inc.
409,018
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
17,127  Atmus Filtration
Technologies, Inc.
$ 808,908
0.5
24,810
Cadre Holdings, Inc.
735,865
0.5
41,542
(1)
CoreCivic, Inc.
1,380,025
0.9
3,861
Donaldson Co., Inc.
350,926
0.2
29,926  Enerpac Tool Group
Corp.
1,116,838
0.7
24,333
Flowserve Corp.
1,924,497
1.2
18,863
(1)
Fluor Corp.
1,028,222
0.7
9,068  Franklin Electric Co.,
Inc.
907,616
0.6
70,064
(1)
Gates Industrial Corp.
Ltd.
1,792,237
1.2
36,133
(1)
GEO Group, Inc.
1,149,391
0.7
28,031
Kennametal, Inc.
822,430
0.5
100,275
(1)
Legalzoom.com, Inc.
624,713
0.4
3,873  Lincoln Electric
Holdings, Inc.
1,089,204
0.7
90,324
(1)
Manitowoc Co., Inc.
1,754,092
1.1
84,420  Mueller Water
Products, Inc. - Class A
2,037,899
1.3
88,232
(1)
NOW, Inc.
1,414,359
0.9
66,198
(1)(2)
T1 Energy, Inc.
294,581
0.2
33,695
Tetra Tech, Inc.
1,217,737
0.8
14,443
TriNet Group, Inc.
1,015,198
0.7
57,388
(1)
Upwork, Inc.
518,214
0.3
34,068
(1)
Vestis Corp.
426,191
0.3
21,160  Zurn Elkay Water
Solutions Corp.
1,011,448
0.6
28,329,411
18.2
Information Technology : 14.2%
175,028
(1)
8x8, Inc.
329,053
0.2
27,777
A10 Networks, Inc.
705,258
0.5
22,064
(1)
ACI Worldwide, Inc.
1,175,570
0.8
6,183
(1)
Aehr Test Systems
490,126
0.3
56,674
(1)
Amplitude, Inc. - Class
A
799,103
0.5
3,381
(1)
Applied
Optoelectronics, Inc.
364,100
0.2
39,015
(1)
Arlo Technologies, Inc.
513,047
0.3
67,249
(1)
AvePoint, Inc.
936,106
0.6
10,272
(1)
AXT, Inc.
622,586
0.4
10,537  Bentley Systems, Inc.
- Class B
387,235
0.2
27,902
(1)(2)
Bitdeer Technologies
Group - Class A
302,737
0.2
60,423
(1)
Box, Inc. - Class A
2,161,935
1.4
28,899
(1)(2)
Cipher Mining, Inc.
447,935
0.3
23,115
(1)
Cohu, Inc.
1,065,601
0.7
26,968
(1)
Core Scientific, Inc.
439,578
0.3
13,679
CTS Corp.
772,453
0.5
12,834
(1)
Dropbox, Inc. - Class A
451,628
0.3
43,832
(1)
Extreme Networks, Inc.
985,782
0.6
7,544
(1)
Hut 8 Corp.
593,260
0.4
25,943  Ingram Micro Holding
Corp.
730,814
0.5
29,325
(1)
Knowles Corp.
1,002,329
0.6
2,977
Littelfuse, Inc.
1,227,060
0.8

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
35,457
(1)
Navitas Semiconductor
Corp.
$ 410,947
0.3
25,437
(1)
Photronics, Inc.
715,797
0.5
5,234
(1)
Rambus, Inc.
453,735
0.3
27,929
(1)
Riot Platforms, Inc.
530,511
0.3
8,843
(1)
Rubrik, Inc. - Class A
822,753
0.5
8,862
(1)
Viasat, Inc.
596,147
0.4
13,036
(1)
Viavi Solutions, Inc.
473,076
0.3
116,801
(1)
Yext, Inc.
790,743
0.5
27,007
(1)
Zeta Global Holdings
Corp. - Class A
836,407
0.5
22,133,412
14.2
Materials : 3.9%
3,689
Balchem Corp.
648,858
0.4
42,011
Coeur Mining, Inc.
872,989
0.6
85,683
FMC Corp.
987,925
0.6
71,974
Hecla Mining Co.
1,430,123
0.9
63,607
(1)
Rayonier Advanced
Materials, Inc.
546,384
0.3
105,087
Tronox Holdings PLC
555,910
0.4
69,133
(1)(2)
United States
Antimony Corp.
336,678
0.2
42,202
(1)
USA Rare Earth, Inc.
752,040
0.5
6,130,907
3.9
Real Estate : 6.3%
55,821
Acadia Realty Trust
1,142,656
0.7
78,855
CareTrust REIT, Inc.
3,071,402
2.0
87,577  DiamondRock
Hospitality Co.
1,078,073
0.7
71,974  Diversified Healthcare
Trust
544,843
0.4
13,192  First Industrial Realty
Trust, Inc.
816,321
0.5
13,947
LTC Properties, Inc.
562,343
0.4
85,608  Medical Properties
Trust, Inc.
339,864
0.2
32,709  Sabra Health Care
REIT, Inc.
666,937
0.4
94,228  Summit Hotel
Properties, Inc.
551,234
0.4
26,285  Tanger Factory Outlet
Centers, Inc.
991,207
0.6
9,764,880
6.3
Utilities : 3.8%
29,149
Avista Corp.
1,083,177
0.7
25,994
Black Hills Corp.
1,863,250
1.2
87,480
(1)
Hawaiian Electric
Industries, Inc.
981,525
0.6
8,460
NiSource, Inc.
346,183
0.2
14,042  Northwest Natural
Holding Co.
689,041
0.5
20,379  Portland General
Electric Co.
995,718
0.6
5,958,894
3.8
Total Common Stock
(Cost $153,584,966)
152,849,032
98.1
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.8%
9,461  iShares Russell 2000
ETF
$ 2,780,872
1.8
Total Exchange-Traded
Funds
(Cost $2,872,367)
2,780,872
1.8
Total Long-Term
Investments
(Cost $156,457,333)
155,629,904
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.5%
Repurchase Agreements : 3.3%
308,581
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.600%,
due 09/01/2026
(Repurchase
Amount $308,611,
collateralized
by various U.S.
Government
Securities, 3.500%-
4.500%, Market
Value plus accrued
interest $314,753, due
08/31/28-11/15/54)
308,581
0.2
1,152,900
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $1,153,016,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.500%-
6.322%, Market Value
plus accrued interest
$1,175,958, due
05/15/27-08/01/55)
1,152,900
0.7

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,152,900
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $1,153,016,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,175,958, due
10/21/26-04/15/68)
$ 1,152,900
0.8
1,152,900
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $1,153,016,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,175,958, due
09/10/26-11/20/65)
1,152,900
0.7
1,225,539
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
08/31/2026, 3.770%,
due 09/01/2026
(Repurchase
Amount $1,225,666,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,248,531, due
01/15/28-02/15/56)
1,225,539
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
139,300
(3)
TD Securities (USA)
LLC, Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $139,314,
collateralized
by various U.S.
Government Agency
Obligations, 5.000%-
6.500%, Market
Value plus accrued
interest $142,086, due
08/01/46-12/01/55)
$ 139,300
0.1
Total Repurchase
Agreements
(Cost $5,132,120)
5,132,120
3.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
294,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.580%
(Cost $294,000) $ 294,000 0.2
Total Short-Term
Investments
(Cost $5,426,120)
5,426,120
3.5
Total Investments in
Securities
(Cost $161,883,453) $ 161,056,024 103.4
Liabilities in Excess
of Other Assets (5,258,058) (3.4)
Net Assets $ 155,797,966 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya MI Dynamic Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 152,849,032 $ — $ — $ 152,849,032
Exchange-Traded Funds 2,780,872 — — 2,780,872
Short-Term Investments 294,000 5,132,120 — 5,426,120
Total Investments, at fair value $ 155,923,904 $ 5,132,120 $ — $ 161,056,024
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 15,766,748
Gross Unrealized Depreciation (16,594,177)
Net Unrealized Depreciation $ (827,429)